Movement in Non-vested Restricted Share Units (Detail) (Restricted Stock Units (RSUs), USD $)	6 Months Ended
	Jun. 30, 2012
Restricted Stock Units (RSUs)
Number of Units
Beginning Balance	365,000	[1]
Granted	237,000
Vested
Forfieted	(50,000)
Ending Balance	552,000	[1]
Weighted Average Fair Value
Beginning Balance	$ 19.46	[1]
Granted	$ 20.79
Vested
Forfieted	$ 22.11
Ending Balance	$ 19.79	[1]

[1]	includes 100,000 RSU's awarded to Mr. Peter Gray which will not vest.